JPMorgan Small Cap Sustainable Leaders Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2021 (Unaudited)

Investments	Shares (000)	Value ($000)

COMMON STOCKS — 98.7%
Aerospace & Defense — 1.4%
Maxar Technologies, Inc.	161	4,569

Auto Components — 1.3%
Visteon Corp. * (a)	43	4,068

Banks — 9.3%
Amalgamated Financial Corp.	223	3,524
Customers Bancorp, Inc. *	103	4,417
Hilltop Holdings, Inc.	110	3,594
Signature Bank	21	5,791
Synovus Financial Corp.	119	5,221
Zions Bancorp NA	115	7,134

		29,681

Biotechnology — 8.2%
Arena Pharmaceuticals, Inc. *	101	5,999
Fate Therapeutics, Inc. *	77	4,591
Halozyme Therapeutics, Inc. *	147	5,960
Natera, Inc. *	41	4,548
Sarepta Therapeutics, Inc. *	54	5,036

		26,134

Building Products — 4.9%
AAON, Inc.	101	6,598
Advanced Drainage Systems, Inc.	31	3,359
AZEK Co., Inc. (The) *	158	5,757

		15,714

Capital Markets — 1.1%
Federated Hermes, Inc.	108	3,502

Chemicals — 0.3%
Zymergen, Inc. * (a)	67	881

Commercial Services & Supplies — 4.3%
ABM Industries, Inc.	42	1,902
Herman Miller, Inc.	155	5,840
Interface, Inc.	114	1,723
Tetra Tech, Inc.	28	4,245

		13,710

Diversified Consumer Services — 1.6%
Coursera, Inc. *	160	5,067

Electrical Equipment — 2.0%
Acuity Brands, Inc.	9	1,543
Bloom Energy Corp., Class A * (a)	49	923
FuelCell Energy, Inc. * (a)	134	897
TPI Composites, Inc. *	87	2,923

		6,286

Electronic Equipment, Instruments & Components — 2.7%
Badger Meter, Inc.	35	3,588
Itron, Inc. *	66	4,999

		8,587

Equity Real Estate Investment Trusts (REITs) — 6.5%
Alexander & Baldwin, Inc.	144	3,384
Columbia Property Trust, Inc.	127	2,421
Hudson Pacific Properties, Inc.	60	1,578
Kilroy Realty Corp.	59	3,937
Paramount Group, Inc.	385	3,463
Rayonier, Inc. (a)	92	3,283
Rexford Industrial Realty, Inc.	44	2,497

		20,563

Food & Staples Retailing — 2.3%
Sprouts Farmers Market, Inc. *	140	3,244
United Natural Foods, Inc. *	81	3,939

		7,183

Food Products — 3.0%
AppHarvest, Inc. * (a)	139	906
Darling Ingredients, Inc. *	103	7,420
Vital Farms, Inc. * (a)	75	1,322

		9,648

Health Care Equipment & Supplies — 3.6%
Shockwave Medical, Inc. *	26	5,394
Warby Parker, Inc., Class A *	114	6,021

		11,415

Health Care Providers & Services — 6.4%
AMN Healthcare Services, Inc. *	63	7,199
Encompass Health Corp.	42	3,137
HealthEquity, Inc. *	79	5,093
Progyny, Inc. * (a)	89	4,980

		20,409

Health Care Technology — 2.8%
Allscripts Healthcare Solutions, Inc. * (a)	273	3,654
Schrodinger, Inc. *	98	5,334

		8,988

Household Durables — 3.1%
KB Home	128	4,991
Sonos, Inc. *	147	4,771

		9,762

Independent Power and Renewable Electricity Producers — 0.4%
Sunnova Energy International, Inc. *	40	1,310

Insurance — 1.7%
CNO Financial Group, Inc.	211	4,961
Lemonade, Inc. * (a)	8	508

		5,469

Interactive Media & Services — 3.0%
Bumble, Inc., Class A *	119	5,950
Yelp, Inc. *	96	3,566

		9,516

Internet & Direct Marketing Retail — 0.8%
ThredUp, Inc., Class A *	112	2,425

IT Services — 0.0% (b)
BM Technologies, Inc. * (a)	6	56

Life Sciences Tools & Services — 0.6%
Singular Genomics Systems, Inc. *	170	1,899

Machinery — 2.0%
AGCO Corp.	25	3,088
Lindsay Corp.	21	3,195

		6,283

Metals & Mining — 1.6%
Schnitzer Steel Industries, Inc., Class A	116	5,097

JPMorgan Small Cap Sustainable Leaders Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2021 (Unaudited) (continued)

Investments	Shares (000)	Value ($000)

Mortgage Real Estate Investment Trusts (REITs) — 2.0%
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	121	6,468

Oil, Gas & Consumable Fuels — 1.3%
Clean Energy Fuels Corp. * (a)	103	839
Renewable Energy Group, Inc. * (a)	64	3,230

		4,069

Personal Products — 0.4%
Honest Co., Inc. (The) * (a)	131	1,361

Professional Services — 2.1%
Huron Consulting Group, Inc. *	71	3,682
ICF International, Inc.	35	3,137

		6,819

Real Estate Management & Development — 1.2%
Cushman & Wakefield plc *	199	3,708

Semiconductors & Semiconductor Equipment — 4.2%
Brooks Automation, Inc.	22	2,249
Cree, Inc. *	20	1,574
Power Integrations, Inc. (a)	51	5,046
SunPower Corp. * (a)	200	4,537

		13,406

Software — 3.0%
Everbridge, Inc. *	26	3,908
Q2 Holdings, Inc. *	69	5,534

		9,442

Textiles, Apparel & Luxury Goods — 5.5%
Columbia Sportswear Co.	35	3,390
Deckers Outdoor Corp. *	16	5,655
Kontoor Brands, Inc. (a)	94	4,688
Unifi, Inc. *	179	3,918

		17,651

Trading Companies & Distributors — 2.4%
WESCO International, Inc. *	66	7,580

Water Utilities — 1.7%
American States Water Co.	63	5,422

TOTAL COMMON STOCKS (Cost $328,160)		314,148

	No. of Rights (000)
RIGHTS — 0.0% (b)
Biotechnology — 0.0% (b)
Contra Aduro Biotech I * ‡ (Cost $128)	43	–	(c)

	Shares (000)
SHORT-TERM INVESTMENTS — 4.5%
INVESTMENT COMPANIES — 0.8%
JPMorgan Prime Money Market Fund Class IM Shares, 0.07% (d) (e) (Cost $2,470)	2,470	2,471

INVESTMENT OF CASH COLLATERAL FROM SECURITIES LOANED — 3.7%
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 0.08% (d) (e)	10,096	10,097
JPMorgan U.S. Government Money Market Fund Class IM Shares, 0.03% (d) (e)	1,729	1,729

TOTAL INVESTMENT OF CASH COLLATERAL FROM SECURITIES LOANED (Cost $11,826)		11,826

TOTAL SHORT-TERM INVESTMENTS (Cost $14,296)		14,297

Total Investments — 103.2% (Cost $342,584)		328,445
Liabilities in Excess of Other Assets — (3.2)%		(10,258)

Net Assets — 100.0%		318,187

Percentages indicated are based on net assets.

JPMorgan Small Cap Sustainable Leaders Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2021 (Unaudited) (continued)

(a)	The security or a portion of this security is on loan at September 30, 2021. The total value of securities on loan at September 30, 2021 is $11,594.
(b)	Amount rounds to less than 0.1% of net assets.
(c)	Amount rounds to less than one thousand.
(d)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(e)	The rate shown is the current yield as of September 30, 2021.
*	Non-income producing security.
‡	Value determined using significant unobservable inputs.

JPMorgan Small Cap Sustainable Leaders Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2021 (Unaudited) (continued)

(Dollar values in thousands)

A. Valuation of Investments — Investments are valued in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund’s valuation policies set forth by, and under the supervision and responsibility of, the Board of Trustees of the Trust (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.

J.P. Morgan Investment Management Inc. (the “Administrator”) has established the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Fund’s investments. The Administrator implements the valuation policies of the Fund’s investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Fund. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events, and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and, at least on a quarterly basis, with the AVC and the Board.

A market-based approach is primarily used to value the Fund’s investments. Investments for which market quotations are not readily available are fair valued by approved affiliated and/or unaffiliated pricing vendors or third party broker-dealers (collectively referred to as “Pricing Services”) or may be internally fair valued using methods set forth by the valuation policies approved by the Board. This may include the use of related or comparable assets or liabilities, recent transactions, market multiples, book values and other relevant information for the investment. An income-based valuation approach may be used in which the anticipated future cash flows of the investment are discounted to calculate the fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. It is possible that the estimated values may differ significantly from the values that would have been used had a ready market for the investments existed, and such differences could be material.

Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset values (“NAV”) of the Fund are calculated on a valuation date.

Investments in open-end investment companies (“Underlying Funds”) are valued at each Underlying Fund’s NAV per share as of the report date.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer-related events after the report date and prior to issuance of the report are not reflected herein.

The various inputs that are used in determining the valuation of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.

•

Level 2 — Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•

Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments:

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs		Total
Investments in Securities
Common Stocks	$314,148	$—	$—		$314,148
Rights	—	—	—	(a)	—	(a)
Short-Term Investments
Investment Companies	2,471	—	—		2,471
Investment of Cash Collateral from Securities Loaned	11,826	—	—		11,826

Total Short-Term Investments	14,297	—	—		14,297

Total Investments in Securities	$328,445	$—	$—	(a)	$328,445

(a)	Amount rounds to less than one thousand.

B. Investment Transactions with Affiliates — The Fund invested in Underlying Funds, which are advised by the Adviser. An issuer which is under common control with the Fund may be considered an affiliate. The Fund assumes the issuers listed in the table below to be affiliated issuers. Underlying Funds’ distributions may be reinvested into such Underlying Funds. Reinvestment amounts are included in the purchases at cost amounts in the table below.

JPMorgan Small Cap Sustainable Leaders Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2021 (Unaudited) (continued)

(Dollar values in thousands)

For the period ended September 30, 2021
Security Description	Value at June 30, 2021	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at September 30, 2021	Shares at September 30, 2021	Dividend Income		Capital Gain Distributions
JPMorgan Prime Money Market Fund Class IM Shares, 0.07% (a) (b)	$3,128	$22,646	$23,303	$—	$—	$2,471	2,470	$1		$—
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 0.08% (a) (b)	37,097	42,000	69,000	(3)	3	10,097	10,096	4		—
JPMorgan U.S. Government Money Market Fund Class IM Shares, 0.03% (a) (b)	5,704	22,359	26,334	—	—	1,729	1,729	—	(c)	—

Total	$45,929	$87,005	$118,637	$(3)	$3	$14,297		$5		$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of September 30, 2021.
(c)	Amount rounds to less than one thousand.